Severance, Exit Costs and Asset Impairments (Schedule of Severance and Exit Costs Liability) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended			12 Months Ended		3 Months Ended					6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended
	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member] Lease [Member]	Dec. 31, 2012 Predecessor [Member] Lease [Member]	Dec. 31, 2011 Predecessor [Member] Lease [Member]	Jul. 10, 2013 Predecessor [Member] Employee Severance [Member]	Jul. 10, 2013 Predecessor [Member] Access [Member]		Dec. 31, 2012 Predecessor [Member] Access [Member]	Dec. 31, 2011 Predecessor [Member] Access [Member]	Mar. 31, 2014 Successor [Member]		Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jul. 10, 2013 Successor [Member]	Mar. 31, 2014 Successor [Member] Lease [Member]	Dec. 31, 2013 Successor [Member] Lease [Member]	Jul. 10, 2013 Successor [Member] Lease [Member]		Mar. 31, 2014 Successor [Member] Access [Member]	Dec. 31, 2013 Successor [Member] Access [Member]	Jul. 10, 2013 Successor [Member] Access [Member]	Mar. 31, 2013 Cost of products and services [Member] Predecessor [Member] Access [Member]	Jul. 10, 2013 Cost of products and services [Member] Predecessor [Member] Access [Member]	Jul. 10, 2013 Restructuring Charges [Member] Predecessor [Member] Access [Member]	Mar. 31, 2013 Wireline [Member] Predecessor [Member]	Jul. 10, 2013 Wireline [Member] Predecessor [Member]	Mar. 31, 2013 Wireline [Member] Predecessor [Member] Access [Member]	Jul. 10, 2013 Wireline [Member] Predecessor [Member] Access [Member]	Mar. 31, 2014 Wireline [Member] Successor [Member]	Dec. 31, 2013 Wireline [Member] Successor [Member]	Dec. 31, 2013 Wireline [Member] Successor [Member] Lease [Member]	Dec. 31, 2013 Wireline [Member] Cost of products and services [Member] Access [Member]	Dec. 31, 2012 Wireline [Member] Cost of products and services [Member] Predecessor [Member] Access [Member]	Mar. 31, 2014 Wireline [Member] Cost of products and services [Member] Successor [Member] Access [Member]	Mar. 31, 2013 Wireless [Member] Predecessor [Member]	Jul. 10, 2013 Wireless [Member] Predecessor [Member]	Mar. 31, 2013 Wireless [Member] Predecessor [Member] Lease [Member]	Jul. 10, 2013 Wireless [Member] Predecessor [Member] Lease [Member]	Dec. 31, 2012 Wireless [Member] Predecessor [Member] Lease [Member]	Mar. 31, 2013 Wireless [Member] Predecessor [Member] Access [Member]	Jul. 10, 2013 Wireless [Member] Predecessor [Member] Access [Member]	Mar. 31, 2014 Wireless [Member] Successor [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member]	Mar. 31, 2014 Wireless [Member] Successor [Member] Lease [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member] Lease [Member]	Dec. 31, 2012 Wireless [Member] Cost of products and services [Member] Predecessor [Member] Access [Member]	Dec. 31, 2013 Wireless [Member] Restructuring Charges [Member] Access [Member]	Mar. 31, 2014 Wireless [Member] Restructuring Charges [Member] Successor [Member] Access [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve		$ 1,009	$ 244	$ 79	$ 766	$ 190	$ 58		$ 189		$ 43	$ 0	$ 971		$ 1,138			$ 1,138	$ 1,138	$ 1,176	$ 650	$ 764	$ 933	[1]	$ 124	$ 149	$ 189
Supplemental Unemployment Benefits, Severance Benefits		54	11	21									197		225			225	225	54
Restructuring Reserve, Translation and Other Adjustment		131			131			0	0
Restructuring Charges		687	240						151	[2]	44 [3]		56					328				56 [4]			31 [5]	53 [6]		7	35	116			3	18			2	19	23	4			8	478 [7]	196 [8]	4	133			11 [9]	54	21	34	27
Restructuring Reserve, Settled with Cash		(53)	(75)										(223)					(366)
Severance Costs	17 [10]	58 [10]	0										14	[11]	165			219 [12]													3	3			2 [11]	28					14	55						12 [11]	191
Restructuring reserved settled with cash and other adjustments					(33)	(64)			(5)		(1)										(125)	(225)			(56)	(93)
Payments for Postemployment Benefits		(15)	(10)										(42)					(48)
Asset Impairment Charges	$ 0	$ 0	$ 102	$ 78									$ 75			$ 0	$ 0		$ 0

[1]	The July 11, 2013 opening balance takes into account purchase price adjustments as it relates to the SoftBank Merger.
[2]	Of the $151 million ($133 million Wireless; $18 million Wireline) recognized for the 191-day period ended July 10, 2013, $35 million was recognized as "Cost of services and products" and $116 million was recognized in "Severance, exit costs and asset impairments." For the unaudited three-month period ended March 31, 2013, we recognized $7 million ($4 million Wireless; $3 million Wireline) all as "Cost of services and products."
[3]	(2)For the year ended December 31, 2012, we recognized costs of $44 million ($21 million Wireless; $23 million Wireline) as "Cost of services and products."
[4]	For the year ended December 31, 2013, we recognized costs of $56 million ($54 million Wireless, $2 million Wireline).
[5]	(12)For the three-month transition period ended March 31, 2014, $4 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $27 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."
[6]	For the year ended December 31, 2013, $19 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $34 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."
[7]	For the 191-day period ended July 10, 2013, we recognized net costs of $478 million (solely attributable to our Wireless segment). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $8 million (solely attributable to our Wireless segment).
[8]	(1)For the year ended December 31, 2012, we recognized costs of $196 million (solely attributable to our Wireless segment).
[9]	(10)For the three-month transition period ended March 31, 2014, we recognized costs of $11 million (solely attributable to Wireless).
[10]	(4)For the 191-day period ended July 10, 2013, we recognized costs of $58 million ($55 million Wireless, and $3 million was Wireline). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $17 million ($14 million Wireless, and $3 million Wireline).
[11]	(11)For the three-month transition period ended March 31, 2014, we recognized costs of $14 million ($12 million Wireless, $2 million Wireline).
[12]	For the year ended December 31, 2013, we recognized costs of $219 million ($191 million Wireless, $28 million Wireline).